Leases - Total contractual cash flow carrying amount (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	$ 12,402
Lease liabilities	12,426	$ 11,465	$ 9,657
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	3,408
1-3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	4,784
3-5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	3,043
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	$ 1,167